LEASES - (Lessee) Maturities of Operating Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Less than one year	$ 73	$ 71
One to two years	73	68
Two to three years	66	66
Three to four years	64	59
Four to five years	63	58
More than five years	275	224
Total operating lease payments	614	546
Imputed interest	(103)	(89)
Operating lease liabilities	511	457
Operating lease, reported as accounts payable and other	60	57
Operating lease, reported as other long-term liabilities	$ 451	$ 400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other (Note 17)	Accounts payable and other (Note 17)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Long-Term Liabilities (Note 18)	Other Long-Term Liabilities (Note 18)